SHAREHOLDERS' (DEFICIT) EQUITY - Common Stock Shares (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Mar. 31, 2022 $ / shares shares	Oct. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	151,717,882	300,000,000	5,000,000	5,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	78,601,283	137,295,455		2,439,634
Common shares, shares outstanding (in shares)	78,601,283	137,295,455		2,439,634
Common Class A [Member] | TAILWIND TWO ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000			500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Common shares, votes per share	1
Common shares, shares issued (in shares)	0			0
Common shares, shares outstanding (in shares)	0			0
Class A Ordinary shares subject to possible redemption | TAILWIND TWO ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, shares issued (in shares)	34,500,000
Common shares, shares outstanding (in shares)	34,500,000
Class A common stock subject to possible redemption, issued (in shares)	34,500,000			0
Class A common stock subject to possible redemption, outstanding (in shares)	34,500,000			0
Common Class B [Member] | TAILWIND TWO ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000			50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Common shares, votes per share	1
Common shares, shares issued (in shares)	8,625,000			8,625,000
Common shares, shares outstanding (in shares)	8,625,000			8,625,000
Ratio to be applied to the stock in the conversion	20